IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of total amount of the impairment loss allocated to the carrying amounts of assets	Impairment losses / (reversals), net in 2024

	Property and equipment	Total impairment / (reversal)
2024
Ukraine	3	3
	3	3
Impairment losses / (reversals), net in 2023

	Property and equipment	Total impairment / (reversal)
2023
Ukraine	1	1
Other*	(7)	(7)
	(6)	(6)
.* This includes net impairment reversals on telecommunication equipment in Kazakhstan
Impairment losses / (reversals), net in 2022

	Property and equipment	Intangible assets	Other	Total impairment / (reversal)
2022
Bangladesh	(32)	(68)	—	(100)
Kyrgyzstan*	(29)	(9)	(11)	(49)
Ukraine **	35	1	—	36
Other	7	(1)	—	6
	(19)	(77)	(11)	(107)

*As of December 31, 2024 CGU Kyrgyzstan is reported as held for sale. For details regarding the assessment of the sale of Beeline Kyrgyzstan and impairment of assets held for sale, refer to Note 11.
**This includes net impairment to property and equipment as a result of physical damage to sites in Ukraine caused by the ongoing war in Ukraine.

Schedule of key assumptions used in fair value less costs of disposal calculations
The tables below show key assumptions used in fair value less costs of disposal calculations for CGUs with material goodwill or those CGUs for which an impairment loss or an impairment reversal has been recorded.
Discount rates
Discount rates are initially determined in U.S. dollars based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”). The country risk premium is based on an average default spread derived from sovereign credit ratings published by main credit rating agencies for a given CGU. The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as the applicable country’s risk premium.

	Discount rate (local currency)
	2024	2023	2022

Pakistan	16.9%	19.6%	19.5%
Bangladesh	12.9%	13.9%	14.6%
Kazakhstan	11.4%	12.9%	13.8%
Uzbekistan	12.8%	14.7%	15.8%
Ukraine	17.7%	20.8%	21.7%
Kyrgyzstan*	—%	17.0%	19.0%

*For 2024 impairment assessment for Kyrgyzstan, refer to Note 11.
Revenue growth rates
The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others. A long‑term growth rate in perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

	Average annual revenue growth rate during forecast period[1]			Terminal growth rate
	2024	2023	2022	2024	2023	2022

Pakistan	15.7%	16.5%	12.0%	4.0%	4.0%	4.0%
Bangladesh	11.9%	12.9%	12.6%	3.5%	3.5%	3.5%
Kazakhstan	10.4%	13.2%	12.3%	1.0%	1.0%	1.0%
Uzbekistan	17.9%	22.3%	19.3%	2.5%	2.5%	2.5%
Ukraine	9.8%	8.8%	8.6%	1.0%	1.0%	1.0%
Kyrgyzstan**	—%	11.8%	11.4%	—%	3.0%	3.0%

[1]The forecast period is the explicit forecast period of five years: for 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 with terminal period in 2029; for comparative period 2022 being 2023-2027 and terminal period in 2028.

**For 2024 impairment assessment for Kyrgyzstan, refer to Note 11.
Operating margin
The Company estimates operating margin on a pre-IFRS 16 basis (including lease expenses/payments), divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation, among others. Segment information in Note 2 is post-IFRS 16.

	Average operating margin during the forecast period [1]			Terminal period operating margin
	2024	2023	2022	2024	2023	2022

Pakistan	39.6%	43.6%	40.9%	40.0%	40.0%	40.0%
Bangladesh	28.9%	30.7%	32.6%	33.5%	33.5%	36.3%
Kazakhstan	46.0%	49.5%	49.2%	45.0%	45.0%	45.0%
Uzbekistan	36.5%	40.0%	43.6%	40.0%	40.0%	41.0%
Ukraine	52.4%	51.8%	51.2%	50.0%	50.0%	50.0%
Kyrgyzstan**	—%	36.2%	36.7%	—%	33.5%	33.7%

[1]The forecast period is the explicit forecast period of five years: for 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 with terminal period in 2029; for comparative period 2022 being 2023-2027 and terminal period in 2028.

**For 2024 impairment assessment for Kyrgyzstan, refer to Note 11.
CAPEX
CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-outs plans and license requirements.
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost related to spectrum and license payments is assumed. Payments for right-of-use assets are considered in the operating margin as described above.

	Average CAPEX as a percentage of revenue during the forecast period[1]			Terminal period[1] CAPEX as a percentage of revenue
	2024	2023	2022	2024	2023	2022

Pakistan	11.5%	11.3%	15.8%	14.0%	14.0%	16.0%
Bangladesh	13.7%	17.6%	18.0%	17.0%	17.0%	17.0%
Kazakhstan	16.1%	16.0%	18.6%	17.5%	17.5%	18.5%
Uzbekistan	19.7%	22.1%	18.0%	20.0%	20.0%	20.0%
Ukraine	21.5%	19.1%	18.9%	20.0%	20.0%	20.0%
Kyrgyzstan**	—%	17.7%	20.1%	—%	21.0%	23.0%

[1]The forecast period is the explicit forecast period of five years: for 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 with terminal period in 2029; for comparative period 2022 being 2023-2027 and terminal period in 2028.

**For 2024 impairment assessment for Kyrgyzstan, refer to Note 11

Schedule of sensitivity to change in assumptions
The following table pertains to the reversals of impairment recognized in 2022 for the Bangladesh and Kyrgyzstan CGU’s and illustrates the potential change in reversal of impairment if certain key parameters would adversely change by one percentage point within both the explicit forecast and terminal periods ('+/- 1.0 pp').
Any additional adverse changes in the key parameters by more than one percentage point would change the amount of impairment reversal approximately proportionally.

	Bangladesh				Kyrgyzstan
Sensitivity analysis	Assumption used *		+/- 1.0 pp		Assumption used *	+/- 1.0 pp

Discount rate	14.6%		15.6%		19.0%	20.0%
Change in key assumption	—	pp	1.0	pp	—%	1.0%
Decrease in headroom	—		(42)		—	—

Average annual revenue growth rate	11.1%		10.1%		10.0%	9.0%
Change in key assumption	—	pp	(1.0)	pp	—%	(1.0)%
Decrease in headroom	—		(26)		—	(1)

Average operating margin	33.2%		32.2%		36.2%	35.2%
Change in key assumption	—	pp	(1.0)	pp	—%	(1.0)%
Decrease in headroom	—		(40)		—	(4)

Average CAPEX / revenue**	17.8%		18.8%		20.6%	21.6%
Change in key assumption	—	pp	1.0	pp	—%	1.0%
Decrease in headroom	—		(52)		—	(4)

* Combined average based on explicit forecast period of five years (2023-2027) and terminal period in 2028.
** CAPEX excludes licenses and ROU assets.